AXP (SM) Managed
Allocation
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express (R)
Funds

(icon of) magnifying glass

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
(R) (logo)

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Going Where  the Action Is
Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. AXP Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Making the Most of the Fund              7
The Fund's Long-term Performance         8
Independent Auditors' Report (Fund)      9
Financial Statements (Fund)             10
Notes to Financial Statements (Fund)    13
Independent Auditors' Report
  (Portfolio)                           20
Financial Statements (Portfolio)        21
Notes to Financial Statements
  (Portfolio)                           24
Investments in Securities               28
Federal Income Tax Information          43

AXP MANAGED ALLOCATION FUND

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio Manager

From the Portfolio Manager
Aided mainly by an overall positive period for the U.S. stock market, AXP Managed Allocation Fund generated a double-digit total return for the fiscal year. For the October 1999 through September 2000 period, the Fund's Class A shares returned 10.54% (excluding the sales charge).

Buoyed by reports of still-low inflation, robust economic growth and mostly healthy corporate profits, the stock market began advancing shortly after the outset of the period. Soon, investor enthusiasm for "new-economy" stocks began adding fuel to the fire, powering the stock market to a series of new highs through 1999 and into early January.

ANNUAL REPORT - 2000

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SPRING SLUMP
By spring, though, investors turned negative under the pressure of higher interest rates, and stocks were driven into retreat. Although the market did manage during the summer to regain much of the lost ground, concerns about the strength of future corporate profits brought the period to a close with a sharp decline in September.

For the bond market, the situation was basically reversed. During the first half of the period, bond prices suffered as interest rates rose on the threat of potentially higher inflation. Later in the period, though, the inflation concern began to dissipate, allowing bonds to perform better. Holdings were spread among U.S. Treasury, corporate and mortgage-backed bonds, which as a group provided overall positive performance.

For most of the period, the Fund's asset allocation was about 60% stocks and 25% bonds, with the rest in convertible securities and cash reserves. On the stock side, the biggest investment was in large-capitalization issues, followed by small-caps, which provided the best performance of the two. As for stock sectors, financial services, health care, industrials and utilities generated the bulk of the Fund's gains. The largest investment sector was actually technology, which was highly volatile and produced only modestly positive results. The great majority of the stock investments were in the U.S., complemented by a small amount in Europe and Japan.

Looking at notable changes to the portfolio, I reduced investments in consumer stocks, while adding to holdings in the industrial and energy sectors. As the new fiscal year begins, I plan to increase the level of stock investments to take advantage of what I expect to be a better near-term environment for the market.

James M. Johnson, Jr.

AXP MANAGED ALLOCATION FUND

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Fund Facts
Class A -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                         $10.52
Sept. 30, 1999                                                         $10.49
Increase                                                               $ 0.03
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                            $ 0.45
From capital gains                                                     $ 0.60
Total distributions                                                    $ 1.05
Total return**                                                        +10.54%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                         $10.44
Sept. 30, 1999                                                         $10.43
Increase                                                               $ 0.01
Distributions -- Oct. 1, 1999 - Sept. 30, 2000
From income                                                            $ 0.37
From capital gains                                                     $ 0.60
Total distributions                                                    $ 0.97
Total return**                                                         +9.72%

Class C -- June 26, 2000* - Sept. 30, 2000
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                         $10.47
June 26, 2000*                                                         $10.46
Increase                                                               $ 0.01
Distributions -- June 26, 2000* - Sept. 30, 2000
From income                                                            $ 0.05
From capital gains                                                     $   --
Total distributions                                                    $ 0.05
Total return**                                                         +0.60%***

Class Y-- 12-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 2000                                                         $10.52
Sept. 30, 1999                                                         $10.50
Increase                                                               $ 0.02
Distributions-- Oct. 1, 1999 - Sept. 30, 2000
From income                                                            $ 0.47
From capital gains                                                     $ 0.60
Total distributions                                                    $ 1.07
Total return**                                                        +10.70%

*    Inception date.

** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

***  The total return for Class C is not annualized.

ANNUAL REPORT - 2000

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The 10 Largest Holdings
                                           Percent               Value
                                       (of net assets)   (as of Sept. 30, 2000)
 General Electric                              2.00%          $38,477,562
 Exxon Mobil                                   1.73            33,285,958
 Cisco Systems                                 1.61            31,072,599
 Pfizer                                        1.43            27,539,362
 Citigroup                                     1.24            23,971,312
 Microsoft                                     1.15            22,181,038
 Intel                                         1.08            20,908,237
 EMC                                           1.06            20,409,837
 Intl Business Machines                         .95            18,269,999
 Oracle                                         .92            17,640,000

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here  make up 13.17% of net assets

(icon of) piechart

AXP MANAGED ALLOCATION FUND

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Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o    your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in AXP Managed Allocation Fund


$70,000


$60,000

                                                S&P 500 Index    X
$50,000


$40,000                                                          Lipper Flexible
                                                                 Portfolio Index
                                                                       X
$30,000                                                                    X
                                                             $32,302 AXP Managed
                                                         Allocation Fund Class A
$20,000


$9,425          (The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund listed above.)

10/1/90    9/91   9/92   9/93   9/94   9/95   9/96   9/97   9/98   9/99   9/00

Average Annual Total Returns (as of Sept. 30, 2000)
                                                                 Since
                         1 year    5 years   10 years (A)   inception (B & Y)

 Class A                 +4.18%     +8.56%     +12.44%              --%

 Class B                 +5.72%     +8.90%         --%          +11.03%*

 Class Y                +10.70%     +9.99%         --%          +12.14%*

* Inception date was March 20, 1995.

Assumes: Holding period from 10/1/90 to 9/30/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $22,336. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Flexible Portfolio Index. In comparing AXP Managed Allocation Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total returns reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some
funds  in  the  index  may  have  somewhat  different   investment  policies  or
objectives.

AXP MANAGED ALLOCATION FUND

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The  financial   statements   contained  in  Post-Effective   Amendment  #32  to
Registration Statement No. 2-93801 filed on or about November 22, 2000, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Managed  Allocation  Fund
Fiscal year ended Sept. 30, 2000

Class A
Income distribution taxable as dividend income, 13.74% qualifying for deduction by corporations.

Payable date                                                 Per share
Dec. 22, 1999                                                 $0.27547
March 24, 2000                                                 0.04965
June 22, 2000                                                  0.06013
Sept. 22, 2000                                                 0.06226
Total                                                         $0.44751

Capital gain distribution taxable as long-term capital gain.
Payable date                                                 Per share
Dec. 22, 1999                                                 $0.60497
Total distributions                                           $1.05248

The distribution of $0.88044 per share, payable Dec. 22, 1999, consisted of $0.08158 derived from net investment income, $0.19389 from net short-term capital gains (a total of $0.27547 taxable as dividend income) and $0.60497 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 13.74% qualifying for deduction by corporations.

Payable date                                                 Per share
Dec. 22, 1999                                                 $0.25496
March 24, 2000                                                 0.02903
June 22, 2000                                                  0.04028
Sept. 22, 2000                                                 0.04161
Total                                                         $0.36588

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 22, 1999                                                  $0.60497
Total distributions                                            $0.97085

The distributions of $0.85993 per share, payable Dec. 22, 1999, consisted of $0.06107 derived from net investment income, $0.19389 from net short-term capital gains (a total of $0.25496 taxable as dividend income) and $0.60497 from net long-term capital gains.

ANNUAL REPORT - 2000

Class C
Income distribution taxable as dividend income, 13.74% qualifying for deduction by corporations.

Payable date                                                   Per share
Sept. 22, 2000                                                  $0.05270
Total distributions                                             $0.05270


Class Y
Income distribution taxable as dividend income, 13.74% qualifying for deduction by corporations.

Payable date                                                   Per share
Dec. 22, 1999                                                   $0.27991
March 24, 2000                                                   0.05385
June 22, 2000                                                    0.06433
Sept. 22, 2000                                                   0.06673
Total                                                           $0.46482

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share
Dec. 22, 1999                                                   $0.60497
Total distributions                                             $1.06979

The distribution of $0.88488 per share, payable Dec. 22, 1999, consisted of $0.08602 derived from net investment income, $0.19389 from net short-term capital gains (a total of $0.27991 taxable as dividend income) and $0.60497 from net long-term capital gains.

AXP MANAGED ALLOCATION FUND

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AMERICAN
EXPRESS(R)
FUNDS

AXP Managed Allocation Fund
70100 AXP Financial Center
Minneapolis, MN  55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS
(R) (logo)

S-6141 U (11/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.